RECEIVABLES FINANCING FACILITY, NET	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
RECEIVABLES FINANCING FACILITY, NET

NOTE 7 - RECEIVABLES FINANCING FACILITY, NET

A.	Receivables Financing Agreement

On June 19, 2020 (the “Effective Date”), the Company entered into Receivables Financing Agreement with an independent third party, Toledo Advisor LLC (“Toledo” or “Lender”) under which the Lender will make discretionary revolving receivables financing facility (the “Receivables Financing Facility”) available to the Company in an aggregate principal amount not to exceed $25,000 (the “Draw Credit Maximum Amount”) for a period that shall begin as of the Effective Date and terminate on the earlier of (i) the fifth anniversary of the Effective Date and (ii) the date on which more than the Draw Credit Maximum Amount has been advanced (the “Term”).

Interest shall accrue on the unpaid aggregate principal balance of each draw at an interest rate per annum equal to the greater of (i) 12% per annum, or (ii) 30% of the anticipated margin for the applicable receivable financed as presented to the Lender in connection with each draw (the “Applicable Rate”). All interest accruing on each draw shall be due and payable on the applicable draw loan maturity date which is the earlier to occur of (i) the day that is ninety days following the day such draw was funded by the Lender and (ii) the day that the receivable, the financing for which such draw was requested, is paid. Moreover, upon occurrence of default event, draws shall bear per annum interest at the rate of 6% above the Applicable Rate then in effect.

Prepayment of any draw, in whole or in part, is not allowed. However, if at any time the aggregate principal amount of all draws exceeds the Draw Credit Maximum Amount then in effect, then the Company shall immediately pay to Lender such difference which shall be applied to the draws, in inverse order of maturity.

The financing is secured by all the assets of the Company’s wholly owned subsidiary Todos U.S. In addition, Todos U.S. pledged all the outstanding equity of Corona Diagnostics to the Lender.

Commencing the period from June 19, 2020 and through July 28, 2020 the Company drew amount of $250 out of the Draw Credit Maximum Amount under the Receivables Financing Agreement

B.	Royalty Agreement

On July 28, 2020, the Company entered into Royalty Agreement with Toledo under which it was agreed inter alia that (i) the Applicable Rate for each draw requested on or after the date herein shall accrue on the unpaid aggregate principal balance of each draw at an interest rate per annum equal to the greater of (a) 12% per annum, or (b) 20% of the anticipated margin for the applicable receivable financed as presented to the Lender in connection with each draw; (ii) to issue 3,500,000 ordinary shares to Toledo and pay to Toledo a royalty of 10% of the Gross Margins (as defined in the Royalty Agreement) of the SARS CoV-2 Testing Business (the “Royalty”) in exchange for Toledo agreeing to amend the terms of the Receivables Financing Agreement with the Company, including, inter alia, a loss of Toledo’s exclusivity with respect to purchase order financing.

The term of the Royalty Agreement commenced on the Effective Date and shall continue in perpetuity. In the event that a court of competent jurisdiction determines that the perpetual nature of the payment of the Royalty would void the Royalty Agreement, then the term shall be modified to be a term of 25 years, with a right of Toledo to one automatic extension of another 25 years.

At any time on or after July 2030, the Company shall have the right to make a pre-payment in the amount of the greater of (i) $5,000 and (ii) 3 times the average annual Royalty payments due and owning hereunder for the preceding 3 years in order to buy-out all existing or remaining rights, claims and privileges of Toledo or its successors or assigns, under and in connection with this Royalty Agreement, and upon such payment, this Royalty Agreement shall terminate. Such termination shall not relieve the Company of its obligations to satisfy any obligations to pay Royalties accruing prior to such termination.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 7 - RECEIVABLES FINANCING FACILITY, NET (CONT.)

B.	Royalty Agreement (Cont.)

In case that any payment due is not received by Toledo within 10 days, such amounts shall accrue interest at the rate of 12% per annum on said payments accrued from the date such payment was due. In addition, in case that Royalty is not paid within 30 days of the due date, the Company shall issue to Toledo a convertible promissory note (the “Note”) in the initial principal amount equal to the amount then due, which Note shall be convertible into ordinary shares of the Company on the above terms.

As of August 4, 2020, the Company issued 3,500,000 ordinary shares to Toledo valued at $315 which was recorded as prepaid expenses and will be amortized over the Term of the Receivables Financing Facility. During the year ended December 31, 2020, the Company recorded amortization expenses amounting to $34 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations.

The Company has determined that its obligation for future royalties under the Royalty Agreement and also its obligation to pay Toledo an interest that is partly based on the margin that will be produced by the Company from certain sales (an interest that is equal to the greater of (i) 12% per annum, or (ii) 30% of anticipated margin applicable to certain receivables) represent contingent interest feature.

However, it was determined that such features are not required to be bifurcated and accounted for as derivatives, as they are eligible for the scope exception prescribed under ASC Topic 815-10-15-59 (d) with respect to certain contracts that are not traded on an exchange, as the underlying is an entity specific performance measure.

Accordingly, interest expense related to such contingent features is recognized pursuant to ASC Topic 470-10, Debt - Overall. Thus, the liability for the contingent payment features was based on the applicable interest rate at the balance sheet date (with no anticipation for any future changes in the applicable interest rate).

In addition, the obligation for future royalties was accounted for in accordance with the provisions of ASC Topic 450, Contingencies.

The Company also has accounted for the Receivables Financing Agreement as a short-term secured loan since the ownership of the accounts receivables remains with the Company and such receivables serve as a collateral for the amount that has been advanced to the Company according to the Receivables Financing Agreement.

During the year ended December 31, 2020, the Company drew an amount of $2,617 out of the Draw Credit Maximum Amount under the Receivables Financing Agreement and repaid $2,317. As of December 31, 2020, an amount of $300 has not been repaid. In addition, the Company incurred finance expenses with respect to the Applicable Interest under the Royalty Agreement amounted to $867. Moreover, during the year December 31, 2020, the Company has an obligation for Royalty payment of $139 under the aforesaid Royalty Agreement with Toledo.

The aggregated sum of such components amounting to $1,306 is presented as “Secured short-term Loan” as part of the current liabilities as of December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)